Document and Entity Information	9 Months Ended
Jul. 31, 2013
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	The XBRL is amended to reflect most recently reported quarterly information for the period ending July 31, 2013.
Document Period End Date	Jul. 31, 2013
Trading Symbol	ZQK
Entity Registrant Name	QUIKSILVER INC
Entity Central Index Key	0000805305
Entity Filer Category	Accelerated Filer